RELATED PARTIES - Narrative (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Convertible debt, fair value		£ 0	£ 1,254,024	£ 0
Issuance of ordinary shares in exchange for marketing services, related party		390,298
Share-based compensation liability		0	390,298
Director | Loans Payable
Related Party Transaction [Line Items]
Long-term debt, gross		1,766,666
Accrued interest		43,153
Director | Loans Payable | FFIH Limited
Related Party Transaction [Line Items]
Proceeds from the issuance of notes payable		633,333
Director | Loans Payable | HallCo Limited
Related Party Transaction [Line Items]
Proceeds from the issuance of notes payable		500,000
Director | Loans Payable | Hawk Investment Holdings Limited
Related Party Transaction [Line Items]
Proceeds from the issuance of notes payable		633,333
Related Party
Related Party Transaction [Line Items]
Proceeds from the issuance of notes payable		£ 1,766,666	£ 0
Issuance of ordinary shares in exchange for marketing services, related party (in shares)	1,662,146
Issuance of ordinary shares in exchange for marketing services, related party	£ 28,515,776
Shares owed in share-based compensation arrangement (in shares)		22,725	22,725
Share-based compensation liability		£ 0	£ 390,298
Related Party | Loans Payable
Related Party Transaction [Line Items]
Accrued interest		£ 43,153
Related Party | Convertible Debt | Hawk Investment Holdings Limited
Related Party Transaction [Line Items]
Convertible debt, fair value			£ 25,000